Offerings	Mar. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, par value $0.0001 per share ("Common Stock")
Amount Registered | shares	4,563,874
Proposed Maximum Offering Price per Unit	5.08
Maximum Aggregate Offering Price	$ 23,184,479.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,201.78
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). The proposed maximum offering price per unit and proposed maximum aggregate offering price are calculated using the average of the bid ($5.03) and asked ($5.13) prices of Common Stock on the OTCQB on March 10, 2026. (2) Represents shares of Common Stock registered for resale hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock
Amount Registered | shares	2,540,219
Proposed Maximum Offering Price per Unit	5.08
Maximum Aggregate Offering Price	$ 12,904,312.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,782.09
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). The proposed maximum offering price per unit and proposed maximum aggregate offering price are calculated using the average of the bid ($5.03) and asked ($5.13) prices of Common Stock on the OTCQB on March 10, 2026. (3) Represents shares of Common Stock issuable upon exercise of warrants and registered for resale hereunder.